Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,131,300,989.05
Previously Paid Amount	0.00
Total Fee Amount	98,423.19
Total Offset Amount	0.00
Net Fee	$ 98,423.19
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A